Tax on Profit/Loss for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

	2017	2016	2015
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax	(477)	(227)	(652)

	(477)	(227)	(652)

Tax for the year can be explained as follows:
Profit/(loss) before tax	(124,374)	(68,732)	(33,574)
Tax at the Danish corporation tax rate of 22%	(27,362)	(15,121)	(7,890)

Tax effect of:
Non-deductible costs	1,553	1,153	359
Additional tax deductions	(356)	(65)	(703)
Tax credits	1,028	740	787
Other effects	(598)	(266)	(330)
Change in unrecognized deferred tax assets	25,258	13,332	7,125

Tax on profit/(loss) for the year	(477)	(227)	(652)

Unrecognized deferred tax asset:
Tax deductible losses	(52,084)	(27,188)	(13,404)
Deferred income	(86)	(144)	(725)
Other temporary differences	(545)	(124)	5

Unrecognized deferred tax asset	(52,715)	(27,456)	(14,124)